CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Classes Of Share Capital	Share capital and share premium

		Number of shares as of December 31, (thousand shares)		Balance as of December 31, (EUR thousand)
	Note	2021	2020	2021	2020
Ordinary shares Fully paid[a]	(i)	657,661	880,000	5,256,625	267,142
Preferred A shares Fully paid[a]	(ii)/(vi)	0	76,413	0	260,500
a.The number of ordinary shares and preferred A shares for 2021 are of Arrival and for 2020 are of Arrival Luxembourg S.à r.l..
(i) Movements in ordinary shares

	Note	Number of ordinary shares (thousands)	Par value (EUR thousand)	Share Premium (EUR thousand)	Total (EUR thousand)
As at January 1, 2020		880,000	220,000	47,085	267,085
Contribution of shares by Kinetik	(x)	(50,000)	(12,500)	—	(12,500)
Contribution of Roborace Ltd by Kinetik	8B	—	—	57	57
Treasury shares	(x)	37,508	9,377	—	9,377
Shares sold to RSP Scheme members	(x),(xi)	12,492	3,123	—	3,123
As at December 31, 2020		880,000	220,000	47,142	267,142
Initial share capital of Arrival		300	30	—	30
Reduction of capital of Arrival	(iv)	(300)	(30)		(30)
Adjustment on exchange of ordinary share of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival *	(v)/(xiv)	(388,816)	(170,881)	3,873,755	3,702,874
Exchange of preferred A shares of Arrival Luxembourg S.à r.l. for ordinary shares in Arrival*	(vi)/(xiv)	42,651	4,265	256,235	260,500
Issuance of share capital as consideration for the merger with CIIG	(vii)	72,322	7,232	602,413	609,645
Treasury shares	(x)	(50)	(5)	—	(5)
Sale of treasury shares	(x)	50	5	—	5
Conversion of warrants into shares	(viii)	14,274	1,427	117,347	118,774
Issuance of share capital	(ix)	37,230	3,723	309,881	313,604
Less: Transaction cost arising on shares issued	(ix)	—	—	(15,914)	(15,914)
Balance as at December 31, 2021		657,661	65,766	5,190,859	5,256,625
* The exchange of ordinary and preferred A shares of Arrival Luxembourg S.à r.l. for shares of Arrival are presented net in the consolidated statement of change in equity.
(ii) Movements in preferred A shares

	Note	Number of preferred A shares (thousands)	Par value (EUR thousand)	Share Premium (EUR thousand)	Total (EUR thousand)
Opening balance as at January 1, 2020	(xiii)	29,333	7,333	92,667	100,000
Increase of share capital	(xiii)	47,080	11,770	148,730	160,500
Balance as at December 31, 2020		76,413	19,103	241,397	260,500
Exchange of preferred A shares in Arrival Luxembourg S.à r.l. for ordinary shares in Arrival	(vi)	(76,413)	(19,103)	(241,397)	(260,500)
Balance as at December 31, 2021		—	—	—	—

(iii) Ordinary shares and preferred A shares

Details	Note	Number of shares (thousands)
Opening balance as at January 1, 2020		—
Contribution of Treasury shares by Kinetik	x	50,000
Acquisition of shares by the Trust	xi	(12,492)
Closing balance as at December 31, 2020		37,508
Adjustment on transfer of treasury shares from Arrival Luxembourg S.à r.l. to Arrival		(16,572)
Acquisition of treasury shares		167
RSU scheme shares allocated		(13)
SOP scheme shares allocated		(204)
Closing balance December 31, 2021		20,886

Summary of Impact on the Shares From Change of Parent Entity
The below table summarizes the impact the exchange of shares that occurred and as described in the notes above:

In thousands	Share capital in Arrival	Share premium in Arrival	Share capital in Arrival Luxembourg S.à r.l.	Share premium in Arrival Luxembourg S.à r.l.	Exchange impact in share capital	Exchange impact in share premium
Ordinary shares	49,119	3,920,897	(220,000)	(47,142)	(170,881)	3,873,755
Preferred A shares exchange for ordinary shares	4,265	256,235	(19,103)	(241,397)	(14,838)	14,838
Total	53,384	4,177,132	(239,103)	(288,539)	(185,719)	3,888,593

Summary of Other Reserves	Other reserves

	Notes	Foreign currency translation	Share based payments	RSPs	Equity reserves	Total
January 1, 2020		7,035	—	—	—	7,035
Other currency translations		(7,757)	—	—	—	(7,757)
Share-based expense		—	24,747	—	—	24,747
Sale of treasury shares to RSPs	xi			42,585		42,585
Difference between fair value and nominal value of shares held by the Trust	9	—	—	(15,185)	—	(15,185)
December 31, 2020		(722)	24,747	27,400	—	51,425
Other currency translation		28,970	—	—	—	28,970
Reduction of share capital	(iv)	—	—	—	30	30
Exercise of warrants into shares	(vii)	—	—	—	69,239	69,239
Adjustment of shareholding transfer from Arrival Luxembourg S.à r.l. to Arrival	(v/vi)	—	—	—	(3,702,874)	(3,702,874)
Issuance of share capital as consideration for the merger with CIIG		—	—	—	737,264	737,264
Share-based expense		—	4,387	—	—	4,387
Share options exercise	x	—	1,301	—	—	1,301
Purchased own shares	x	—	—	(1,017)	—	(1,017)
December 31, 2021		28,248	30,435	26,383	(2,896,341)	(2,811,275)